GOODWILL - Cash Generating Units (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 14,488	$ 8,789	$ 8,979
North American rail operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,098	2,094
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,028	1,984
European residential decarbonization infrastructure business
Disclosure of information for cash-generating units [line items]
Goodwill	1,881	0
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,163	0
North American residential decarbonization infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	3,117	1,463
Canadian natural gas gathering and processing operation
Disclosure of information for cash-generating units [line items]
Goodwill	726	710
Colombian natural gas distribution operation
Disclosure of information for cash-generating units [line items]
Goodwill	461	367
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Goodwill	526	488
European hyperscale data center platform
Disclosure of information for cash-generating units [line items]
Goodwill	797	0
U.S. colocation data center operation
Disclosure of information for cash-generating units [line items]
Goodwill	503	503
U.K. wireless infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	350	332
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 838	$ 848